Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-12.89%
Activision Blizzard, Inc.(b)	890	$71,378
Alphabet, Inc., Class A(b)	3,056	375,491
Alphabet, Inc., Class C(b)	3,048	376,032
Charter Communications, Inc., Class A(b)(c)	114	37,181
Comcast Corp., Class A	3,334	131,193
Electronic Arts, Inc.	386	49,408
Meta Platforms, Inc., Class A(b)	579	153,273
Netflix, Inc.(b)	502	198,405
Sirius XM Holdings, Inc.(c)	4,281	15,240
T-Mobile US, Inc.(b)	821	112,682
		1,520,283
Consumer Discretionary-10.05%
Airbnb, Inc., Class A(b)	332	36,444
Amazon.com, Inc.(b)	3,257	392,729
Booking Holdings, Inc.(b)	32	80,281
eBay, Inc.	584	24,843
JD.com, Inc., ADR (China)(c)	297	9,682
Lucid Group, Inc.(b)(c)	1,651	12,812
lululemon athletica, inc.(b)(c)	134	44,479
Marriott International, Inc., Class A	264	44,297
MercadoLibre, Inc. (Brazil)(b)	43	53,277
O’Reilly Automotive, Inc.(b)	82	74,071
PDD Holdings, Inc., ADR (China)(b)(c)	304	19,857
Rivian Automotive, Inc., Class A(b)(c)	490	7,218
Ross Stores, Inc.	394	40,826
Starbucks Corp.	820	80,065
Tesla, Inc.(b)	1,296	264,293
		1,185,174
Consumer Staples-5.75%
Costco Wholesale Corp.	331	169,326
Dollar Tree, Inc.(b)	264	35,608
Keurig Dr Pepper, Inc.	1,138	35,415
Kraft Heinz Co. (The)	279	10,663
Mondelez International, Inc., Class A	1,147	84,201
Monster Beverage Corp.(b)	535	31,362
PepsiCo, Inc.	1,548	282,278
Walgreens Boots Alliance, Inc.	968	29,398
		678,251
Financials-1.27%
Fiserv, Inc.(b)	638	71,577
PayPal Holdings, Inc.(b)	1,261	78,170
		149,747
Health Care-5.79%
Align Technology, Inc.(b)	76	21,482
Amgen, Inc.	459	101,278
AstraZeneca PLC, ADR (United Kingdom)	502	36,686
Biogen, Inc.(b)	122	36,162
DexCom, Inc.(b)	297	34,826
Gilead Sciences, Inc.	1,014	78,017
IDEXX Laboratories, Inc.(b)	81	37,647
Illumina, Inc.(b)	218	42,870
Intuitive Surgical, Inc.(b)	271	83,425
Moderna, Inc.(b)	306	39,079
Regeneron Pharmaceuticals, Inc.(b)	111	81,647
Seagen, Inc.(b)	113	22,114
Vertex Pharmaceuticals, Inc.(b)	210	67,950
		683,183
	Shares	Value
Industrials-3.62%
Automatic Data Processing, Inc.	519	$108,466
Cintas Corp.	106	50,047
Copart, Inc.(b)	497	43,532
CoStar Group, Inc.(b)	250	19,850
CSX Corp.	1,728	52,998
Fastenal Co.	376	20,247
Old Dominion Freight Line, Inc.	118	36,632
PACCAR, Inc.	301	20,703
Paychex, Inc.	386	40,503
Verisk Analytics, Inc.	153	33,524
		426,502
Information Technology-60.29%
Adobe, Inc.(b)	590	246,496
Advanced Micro Devices, Inc.(b)	1,500	177,315
ANSYS, Inc.(b)	111	35,919
Apple, Inc.	8,838	1,566,536
Applied Materials, Inc.	1,102	146,897
ASML Holding N.V., New York Shares (Netherlands)(c)	122	88,197
Atlassian Corp., Class A(b)(c)	159	28,746
Autodesk, Inc.(b)	248	49,449
Broadcom, Inc.	349	281,978
Cadence Design Systems, Inc.(b)	360	83,128
Cisco Systems, Inc.	5,374	266,927
Cognizant Technology Solutions Corp., Class A	619	38,681
Crowdstrike Holdings, Inc., Class A(b)(c)	172	27,542
Datadog, Inc., Class A(b)(c)	256	24,297
Enphase Energy, Inc.(b)	116	20,170
Fortinet, Inc.(b)	777	53,092
GLOBALFOUNDRIES, Inc.(b)	613	35,756
Intel Corp.	4,257	133,840
Intuit, Inc.	317	132,861
KLA Corp.	156	69,106
Lam Research Corp.	170	104,839
Marvell Technology, Inc.	918	53,694
Microchip Technology, Inc.	234	17,611
Micron Technology, Inc.	1,161	79,180
Microsoft Corp.	5,223	1,715,181
NVIDIA Corp.	2,762	1,044,975
NXP Semiconductors N.V. (China)	228	40,835
Palo Alto Networks, Inc.(b)	376	80,235
QUALCOMM, Inc.	1,351	153,217
Synopsys, Inc.(b)	192	87,352
Texas Instruments, Inc.	784	136,322
Workday, Inc., Class A(b)	261	55,329
Zoom Video Communications, Inc., Class A(b)	242	16,245
Zscaler, Inc.(b)(c)	131	17,748
		7,109,696
Utilities-0.26%
Exelon Corp.	771	30,570
Total Common Stocks & Other Equity Interests (Cost $12,154,304)		11,783,406
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $2,693)	2,693	$2,693
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $12,156,997)		11,786,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.75%
Invesco Private Government Fund, 5.10%(d)(e)(f)	90,700	90,700
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	233,314	$233,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $324,018)		323,991
TOTAL INVESTMENTS IN SECURITIES-102.69% (Cost $12,481,015)		12,110,090
OTHER ASSETS LESS LIABILITIES-(2.69)%		(317,276)
NET ASSETS-100.00%		$11,792,814

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$103,846	$(101,153)	$-	$-	$2,693	$161
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,569	941,468	(871,337)	-	-	90,700	1,554*
Invesco Private Prime Fund	52,891	2,131,234	(1,950,783)	(27)	(24)	233,291	4,030*
Total	$73,460	$3,176,548	$(2,923,273)	$(27)	$(24)	$326,684	$5,745

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-12.83%
Fox Corp., Class A(b)	1,084	$33,821
Fox Corp., Class B	874	25,530
Liberty Broadband Corp., Class A(c)	45	3,324
Liberty Broadband Corp., Class C(c)	299	22,156
Liberty Global PLC, Class A (United Kingdom)(c)	381	6,210
Liberty Global PLC, Class C (United Kingdom)(b)(c)	598	10,178
Liberty Media Corp.-Liberty Formula One, Class C(c)	634	44,634
Match Group, Inc.(c)	784	27,048
News Corp., Class A	1,453	26,605
News Corp., Class B	734	13,564
Paramount Global, Class B	2,024	30,785
Take-Two Interactive Software, Inc.(c)	584	80,434
Trade Desk, Inc. (The), Class A(c)	1,055	73,934
ZoomInfo Technologies, Inc., Class A(b)(c)	952	23,543
		421,766
Consumer Discretionary-11.80%
Etsy, Inc.(c)	306	24,801
Expedia Group, Inc.(c)	283	27,086
Five Below, Inc.(c)	159	27,431
Hasbro, Inc.(b)	612	36,322
LKQ Corp.	1,057	55,757
Pool Corp.(b)	142	44,905
Tractor Supply Co.	354	74,195
Trip.com Group Ltd., ADR (China)(b)(c)	903	28,517
Ulta Beauty, Inc.(c)	168	68,851
		387,865
Consumer Staples-3.01%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,587	99,013
Financials-1.12%
Jack Henry & Associates, Inc.	241	36,846
Health Care-18.22%
Acadia Healthcare Co., Inc.(c)	140	9,888
Alnylam Pharmaceuticals, Inc.(c)	173	32,007
Argenx SE, ADR (Netherlands)(c)	29	11,272
BeiGene Ltd., ADR (China)(b)(c)	74	16,349
BioMarin Pharmaceutical, Inc.(c)	357	31,038
Bio-Techne Corp.	463	37,869
Bruker Corp.	381	26,327
Henry Schein, Inc.(c)	468	34,585
Hologic, Inc.(c)	495	39,050
Horizon Therapeutics PLC(c)	152	15,205
ICON PLC(b)(c)	318	67,743
Incyte Corp.(c)	474	29,175
Insulet Corp.(c)	133	36,475
Jazz Pharmaceuticals PLC(c)	116	14,867
Karuna Therapeutics, Inc.(b)(c)	38	8,609
Neurocrine Biosciences, Inc.(c)	196	17,548
Novocure Ltd.(b)(c)	143	10,269
R1 RCM, Inc.(b)(c)	901	14,641
Repligen Corp.(b)(c)	180	30,226
Royalty Pharma PLC, Class A	642	21,019
Sanofi, ADR	738	37,653
Sarepta Therapeutics, Inc.(c)	85	10,506
Shockwave Medical, Inc.(c)	50	13,754
United Therapeutics Corp.(c)	88	18,457
Viatris, Inc.	1,537	14,063
		598,595
	Shares	Value
Industrials-10.95%
American Airlines Group, Inc.(b)(c)	982	$14,514
Avis Budget Group, Inc.(b)(c)	106	17,786
C.H. Robinson Worldwide, Inc.(b)	311	29,402
Expeditors International of Washington, Inc.	516	56,920
Grab Holdings Ltd., Class A (Singapore)(b)(c)	8,167	24,338
J.B. Hunt Transport Services, Inc.(b)	353	58,940
Lincoln Electric Holdings, Inc.	140	23,752
Middleby Corp. (The)(b)(c)	69	9,108
Nordson Corp.(b)	104	22,665
Paylocity Holding Corp.(c)	139	24,012
SS&C Technologies Holdings, Inc.	601	33,031
Tetra Tech, Inc.	160	21,995
United Airlines Holdings, Inc.(c)	490	23,258
		359,721
Information Technology-41.45%
Akamai Technologies, Inc.(c)	491	45,231
Amdocs Ltd.	443	41,717
Bentley Systems, Inc., Class B	892	43,512
CDW Corp.	559	95,975
Check Point Software Technologies Ltd. (Israel)(c)	285	35,571
Cognex Corp.	634	34,845
DocuSign, Inc.(c)	572	32,261
Entegris, Inc.	348	36,627
F5, Inc.(c)	168	24,793
First Solar, Inc.(c)	307	62,309
Flex Ltd.(c)	2,038	51,745
Gen Digital, Inc.	2,140	37,536
Logitech International S.A., Class R (Switzerland)	581	37,091
Manhattan Associates, Inc.(c)	187	33,926
MongoDB, Inc.(c)	176	51,707
Monolithic Power Systems, Inc.	122	59,769
NetApp, Inc.(b)	710	47,108
Okta, Inc.(c)	447	40,632
ON Semiconductor Corp.(c)	777	64,957
Open Text Corp. (Canada)	825	34,336
PTC, Inc.(c)	334	44,890
Qorvo, Inc.(c)	143	13,908
Seagate Technology Holdings PLC(b)	739	44,414
Skyworks Solutions, Inc.	260	26,913
SolarEdge Technologies, Inc.(c)	116	33,040
Splunk, Inc.(c)	394	39,120
Teradyne, Inc.(b)	506	50,696
Trimble, Inc.(c)	896	41,816
VeriSign, Inc.(c)	261	58,287
Western Digital Corp.(c)	1,221	47,289
Zebra Technologies Corp., Class A(c)	191	50,151
		1,362,172
Materials-0.49%
Steel Dynamics, Inc.	175	16,083
Total Common Stocks & Other Equity Interests (Cost $3,578,290)		3,282,061
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $910)	910	910
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,579,200)		3,282,971
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.70%
Invesco Private Government Fund, 5.10%(d)(e)(f)	172,077	$172,077
Invesco Private Prime Fund, 5.22%(d)(e)(f)	442,657	442,613
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $614,753)		614,690
TOTAL INVESTMENTS IN SECURITIES-118.60% (Cost $4,193,953)		3,897,661
OTHER ASSETS LESS LIABILITIES-(18.60)%		(611,394)
NET ASSETS-100.00%		$3,286,267
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$279	$22,942	$(22,311)	$-	$-	$910	$46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,307	1,388,266	(1,254,496)	-	-	172,077	2,672*
Invesco Private Prime Fund	98,504	2,780,391	(2,436,141)	(66)	(75)	442,613	7,178*
Total	$137,090	$4,191,599	$(3,712,948)	$(66)	$(75)	$615,600	$9,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-17.14%
Activision Blizzard, Inc.(b)	603,682	$48,415,297
Alphabet, Inc., Class A(b)	3,602,097	442,589,658
Alphabet, Inc., Class C(b)	3,541,238	436,882,532
Charter Communications, Inc., Class A(b)(c)	117,353	38,274,681
Comcast Corp., Class A	3,238,077	127,418,330
Electronic Arts, Inc.	211,230	27,037,440
Meta Platforms, Inc., Class A(b)	1,713,166	453,509,304
Netflix, Inc.(b)	342,853	135,505,791
Sirius XM Holdings, Inc.(c)	2,994,693	10,661,107
T-Mobile US, Inc.(b)	938,668	128,832,183
Warner Bros Discovery, Inc.(b)	1,870,564	21,099,962
		1,870,226,285
Consumer Discretionary-14.47%
Airbnb, Inc., Class A(b)(c)	314,691	34,543,631
Amazon.com, Inc.(b)	6,080,167	733,146,537
Booking Holdings, Inc.(b)	29,061	72,907,365
eBay, Inc.	413,224	17,578,549
JD.com, Inc., ADR (China)(c)	354,619	11,560,579
Lucid Group, Inc.(b)(c)	1,409,179	10,935,229
lululemon athletica, inc.(b)(c)	94,085	31,229,634
Marriott International, Inc., Class A	237,157	39,792,573
MercadoLibre, Inc. (Brazil)(b)	38,661	47,900,979
O’Reilly Automotive, Inc.(b)	47,506	42,912,645
PDD Holdings, Inc., ADR (China)(b)	458,133	29,925,248
Rivian Automotive, Inc., Class A(b)(c)	707,747	10,425,113
Ross Stores, Inc.	265,196	27,479,610
Starbucks Corp.	884,746	86,386,599
Tesla, Inc.(b)	1,877,498	382,878,167
		1,579,602,458
Consumer Staples-5.54%
Costco Wholesale Corp.	341,672	174,785,728
Dollar Tree, Inc.(b)	170,143	22,948,888
Keurig Dr Pepper, Inc.	1,082,719	33,694,215
Kraft Heinz Co. (The)	942,772	36,032,746
Mondelez International, Inc., Class A	1,049,256	77,025,883
Monster Beverage Corp.(b)	803,164	47,081,474
PepsiCo, Inc.	1,060,223	193,331,664
Walgreens Boots Alliance, Inc.(c)	663,945	20,164,010
		605,064,608
Energy-0.36%
Baker Hughes Co., Class A	778,423	21,212,027
Diamondback Energy, Inc.	141,491	17,990,580
		39,202,607
Financials-0.99%
Fiserv, Inc.(b)	483,384	54,230,851
PayPal Holdings, Inc.(b)	870,871	53,985,293
		108,216,144
Health Care-5.60%
Align Technology, Inc.(b)	59,081	16,699,835
Amgen, Inc.	411,103	90,709,877
AstraZeneca PLC, ADR (United Kingdom)(c)	464,156	33,920,520
Biogen, Inc.(b)	111,390	33,017,110
DexCom, Inc.(b)(c)	297,466	34,880,863
Gilead Sciences, Inc.	960,088	73,869,171
IDEXX Laboratories, Inc.(b)	63,676	29,594,695
Illumina, Inc.(b)	121,651	23,922,669
Intuitive Surgical, Inc.(b)	269,591	82,990,893
Moderna, Inc.(b)	297,412	37,982,487
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	82,819	$60,918,344
Seagen, Inc.(b)	143,851	28,151,641
Vertex Pharmaceuticals, Inc.(b)	197,932	64,044,857
		610,702,962
Industrials-4.04%
Automatic Data Processing, Inc.	319,043	66,676,796
Cintas Corp.	78,128	36,887,354
Copart, Inc.(b)	366,847	32,132,129
CoStar Group, Inc.(b)(c)	313,117	24,861,490
CSX Corp.	1,587,749	48,696,262
Fastenal Co.	439,656	23,675,476
Honeywell International, Inc.	514,172	98,515,355
Old Dominion Freight Line, Inc.	84,659	26,281,540
PACCAR, Inc.(c)	402,341	27,673,014
Paychex, Inc.	277,342	29,101,496
Verisk Analytics, Inc.	119,238	26,126,238
		440,627,150
Information Technology-50.82%
Adobe, Inc.(b)	352,339	147,203,711
Advanced Micro Devices, Inc.(b)	1,240,217	146,606,052
Analog Devices, Inc.	389,390	69,190,709
ANSYS, Inc.(b)	67,122	21,720,008
Apple, Inc.	7,550,877	1,338,392,948
Applied Materials, Inc.	650,466	86,707,118
ASML Holding N.V., New York Shares (Netherlands)	67,689	48,934,409
Atlassian Corp., Class A(b)(c)	115,496	20,880,522
Autodesk, Inc.(b)	166,188	33,136,225
Broadcom, Inc.	320,922	259,292,139
Cadence Design Systems, Inc.(b)	210,267	48,552,753
Cisco Systems, Inc.	3,152,839	156,601,513
Cognizant Technology Solutions Corp., Class A	391,903	24,490,018
Crowdstrike Holdings, Inc., Class A(b)(c)	168,024	26,905,683
Datadog, Inc., Class A(b)(c)	226,493	21,496,451
Enphase Energy, Inc.(b)	105,165	18,286,090
Fortinet, Inc.(b)	603,531	41,239,273
GLOBALFOUNDRIES, Inc.(b)(c)	419,599	24,475,210
Intel Corp.	3,184,499	100,120,649
Intuit, Inc.	215,844	90,464,537
KLA Corp.	106,613	47,228,493
Lam Research Corp.	104,025	64,152,217
Marvell Technology, Inc.(c)	656,759	38,413,834
Microchip Technology, Inc.	421,587	31,728,638
Micron Technology, Inc.	839,949	57,284,522
Microsoft Corp.	4,398,457	1,444,409,294
NVIDIA Corp.	1,901,320	719,345,409
NXP Semiconductors N.V. (China)	199,425	35,717,017
Palo Alto Networks, Inc.(b)(c)	233,108	49,742,916
QUALCOMM, Inc.	858,130	97,320,523
Synopsys, Inc.(b)	117,098	53,274,906
Texas Instruments, Inc.	697,427	121,268,607
Workday, Inc., Class A(b)	157,203	33,325,464
Zoom Video Communications, Inc., Class A(b)	189,187	12,700,123
Zscaler, Inc.(b)(c)	111,191	15,064,157
		5,545,672,138
Utilities-1.03%
American Electric Power Co., Inc.	396,029	32,917,931
Constellation Energy Corp.	251,823	21,158,168
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	765,159	$30,338,554
Xcel Energy, Inc.	423,085	27,623,220
		112,037,873
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $10,417,234,716)		10,911,352,225
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 5.10%(d)(e)(f)	34,837,692	34,837,692
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	89,610,593	$89,601,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,449,485)		124,439,322
TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $10,541,684,201)		11,035,791,547
OTHER ASSETS LESS LIABILITIES-(1.13)%		(123,116,214)
NET ASSETS-100.00%		$10,912,675,333

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,899,314	$59,336,078	$(63,235,392)	$-	$-	$-	$53,975
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,827,857	754,621,011	(740,611,176)	-	-	34,837,692	1,329,918*
Invesco Private Prime Fund	53,557,349	1,565,532,623	(1,529,448,473)	(13,301)	(26,568)	89,601,630	3,638,823*
Total	$78,284,520	$2,379,489,712	$(2,333,295,041)	$(13,301)	$(26,568)	$124,439,322	$5,022,716

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-2.10%
Bandwidth, Inc., Class A(b)(c)	1,860	$22,134
DISH Network Corp., Class A(b)	2,592	16,666
EchoStar Corp., Class A(b)	1,505	23,734
Roku, Inc., Class A(b)(c)	458	26,656
TrueCar, Inc.(b)	12,892	29,136
		118,326
Consumer Discretionary-7.14%
BRP, Inc. (Canada)	347	24,849
Fossil Group, Inc.(b)	6,827	13,859
Garrett Motion, Inc. (Switzerland)(b)(c)	3,897	32,267
Gentex Corp.	1,053	27,652
Gentherm, Inc.(b)(c)	473	25,996
Goodyear Tire & Rubber Co. (The)(b)	2,644	36,302
GoPro, Inc., Class A(b)(c)	5,697	23,927
Helen of Troy Ltd.(b)(c)	266	25,610
Johnson Outdoors, Inc., Class A	463	26,280
MasterCraft Boat Holdings, Inc.(b)(c)	877	23,241
Newell Brands, Inc.	2,013	16,728
Purple Innovation, Inc.(c)	6,844	23,680
Qurate Retail, Inc., Class A(b)	14,013	11,632
Sleep Number Corp.(b)	742	13,460
Sonos, Inc.(b)	1,546	22,463
Universal Electronics, Inc.(b)	2,324	18,755
Vuzix Corp.(b)(c)	7,236	36,325
		403,026
Consumer Staples-0.36%
22nd Century Group, Inc.(b)	32,724	20,318
Energy-0.45%
Weatherford International PLC(b)	452	25,511
Health Care-53.70%
10X Genomics, Inc., Class A(b)	632	33,155
Aclaris Therapeutics, Inc.(b)	2,374	19,823
Adaptive Biotechnologies Corp.(b)	3,458	24,068
Affimed N.V. (Germany)(b)	33,035	29,061
Agenus, Inc.(b)(c)	14,598	22,773
Agios Pharmaceuticals, Inc.(b)(c)	1,187	30,007
Aldeyra Therapeutics, Inc.(b)	4,439	42,126
Alkermes PLC(b)	1,123	32,488
Alphatec Holdings, Inc.(b)	2,028	30,744
Altimmune, Inc.(b)(c)	2,348	9,486
Amarin Corp. PLC, ADR (Ireland)(b)	14,564	17,040
Amicus Therapeutics, Inc.(b)	2,278	25,650
AngioDynamics, Inc.(b)	2,387	22,581
Arbutus Biopharma Corp.(b)	10,808	26,912
Ardelyx, Inc.(b)	10,402	34,743
AtriCure, Inc.(b)	780	35,077
Avadel Pharmaceuticals PLC, ADR(b)(c)	3,018	41,799
Azenta, Inc.(b)	684	29,583
Bionano Genomics, Inc.(b)(c)	22,064	15,266
Bluebird Bio, Inc.(b)(c)	5,685	19,045
Cara Therapeutics, Inc.(b)(c)	2,909	9,251
Chimerix, Inc.(b)(c)	18,714	25,825
Codexis, Inc.(b)	6,116	13,516
Coherus Biosciences, Inc.(b)(c)	4,439	18,155
CTI BioPharma Corp.(b)	5,503	49,802
Cymabay Therapeutics, Inc.(b)	3,756	33,729
CytomX Therapeutics, Inc.(b)	13,753	23,518
DENTSPLY SIRONA, Inc.	789	28,499
Eagle Pharmaceuticals, Inc.(b)	1,074	22,285
	Shares	Value
Health Care-(continued)
Enanta Pharmaceuticals, Inc.(b)	609	$14,299
FibroGen, Inc.(b)	1,333	22,994
G1 Therapeutics, Inc.(b)(c)	8,167	20,744
Geron Corp.(b)	10,812	35,355
Heron Therapeutics, Inc.(b)(c)	12,680	14,455
ICU Medical, Inc.(b)(c)	176	30,781
IGM Biosciences, Inc.(b)(c)	1,406	16,942
I-Mab, ADR (China)(b)	6,876	21,316
ImmunoGen, Inc.(b)	7,740	105,574
Innoviva, Inc.(b)(c)	2,487	33,550
Inovio Pharmaceuticals, Inc.(b)	23,465	14,046
Integra LifeSciences Holdings Corp.(b)(c)	541	20,531
Intercept Pharmaceuticals, Inc.(b)	1,465	15,441
Ionis Pharmaceuticals, Inc.(b)	838	34,274
Ironwood Pharmaceuticals, Inc.(b)	2,666	29,006
KalVista Pharmaceuticals, Inc.(b)	4,100	39,975
Karyopharm Therapeutics, Inc.(b)	9,949	22,485
Lexicon Pharmaceuticals, Inc.(b)(c)	13,357	44,078
Ligand Pharmaceuticals, Inc.(b)	417	29,223
Liquidia Corp.(b)	3,968	32,220
LivaNova PLC(b)	635	28,118
MacroGenics, Inc.(b)	4,934	23,042
Madrigal Pharmaceuticals, Inc.(b)	111	30,903
MannKind Corp.(b)(c)	5,600	25,984
Masimo Corp.(b)	178	28,808
Merit Medical Systems, Inc.(b)	426	35,102
Merrimack Pharmaceuticals, Inc.(b)(c)	2,618	32,777
Mersana Therapeutics, Inc.(b)	4,879	36,690
Merus N.V. (Netherlands)(b)	1,578	34,274
Milestone Pharmaceuticals, Inc. (Canada)(b)	9,515	37,489
MiMedx Group, Inc.(b)	6,146	36,016
NanoString Technologies, Inc.(b)	3,078	18,129
Nektar Therapeutics(b)	21,424	12,428
NGM Biopharmaceuticals, Inc.(b)(c)	6,343	19,219
NuVasive, Inc.(b)	695	26,521
Omeros Corp.(b)(c)	7,958	49,340
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)(c)	552	40,528
OPKO Health, Inc.(b)	26,354	36,632
Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	14,316	57,837
OraSure Technologies, Inc.(b)	4,761	23,948
Orthofix Medical, Inc.(b)	1,459	27,269
Pacific Biosciences of California, Inc.(b)	3,312	41,003
Paratek Pharmaceuticals, Inc.(b)	17,123	26,198
PDS Biotechnology Corp.(b)(c)	3,864	37,017
Personalis, Inc.(b)	9,822	17,680
Phibro Animal Health Corp., Class A	1,912	25,430
Precision BioSciences, Inc.(b)	26,399	19,535
Protagonist Therapeutics, Inc.(b)	1,851	48,256
PTC Therapeutics, Inc.(b)	688	28,875
Quanterix Corp.(b)	2,732	53,574
Reata Pharmaceuticals, Inc., Class A(b)(c)	964	86,808
Revance Therapeutics, Inc.(b)(c)	866	26,465
Rigel Pharmaceuticals, Inc.(b)	19,581	27,413
Sangamo Therapeutics, Inc.(b)	9,695	10,858
Scilex Holding Co., Class C (Singapore)(b)	2,541	15,117
Selecta Biosciences, Inc.(b)	18,139	21,404
SI-BONE, Inc.(b)(c)	1,520	38,274
SIGA Technologies, Inc.(c)	4,657	26,126
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Silk Road Medical, Inc.(b)	558	$16,846
Spero Therapeutics, Inc.(b)	20,317	35,352
Supernus Pharmaceuticals, Inc.(b)	799	26,479
SurModics, Inc.(b)	1,377	25,240
Sutro Biopharma, Inc.(b)	5,242	23,537
Tactile Systems Technology, Inc.(b)	2,080	43,722
Theravance Biopharma, Inc.(b)	2,780	31,080
uniQure N.V. (Netherlands)(b)	1,434	27,662
Vanda Pharmaceuticals, Inc.(b)	4,668	27,775
Varex Imaging Corp.(b)(c)	1,697	37,402
Vaxart, Inc.(b)(c)	38,516	46,990
Veradigm, Inc.(b)	1,780	20,968
ViewRay, Inc.(b)	6,844	3,771
X4 Pharmaceuticals, Inc.(b)(c)	32,022	65,005
Xencor, Inc.(b)	920	24,932
		3,031,144
Industrials-3.81%
AeroVironment, Inc.(b)	351	32,787
Astronics Corp.(b)	1,972	31,355
Interface, Inc.	3,407	23,610
Kratos Defense & Security Solutions, Inc.(b)	2,374	31,194
Matthews International Corp., Class A	786	30,261
MillerKnoll, Inc.	1,239	16,788
SunPower Corp.(b)	2,001	21,211
TPI Composites, Inc.(b)	2,598	27,695
		214,901
Information Technology-31.11%
8x8, Inc.(b)	5,558	22,677
Absolute Software Corp. (Canada)	3,497	39,201
ACM Research, Inc., Class A(b)(c)	2,894	29,258
Aehr Test Systems(b)(c)	887	29,289
Alpha & Omega Semiconductor Ltd.(b)	1,126	31,179
Amkor Technology, Inc.	1,168	28,943
Atomera, Inc.(b)	4,532	41,604
Aviat Networks, Inc.(b)(c)	845	25,874
Axcelis Technologies, Inc.(b)(c)	232	36,552
AXT, Inc.(b)(c)	6,765	23,069
Bel Fuse, Inc., Class B	846	41,615
Brightcove, Inc.(b)	5,505	23,011
CalAmp Corp.(b)(c)	6,924	12,186
Cirrus Logic, Inc.(b)(c)	288	22,372
CommScope Holding Co., Inc.(b)	4,083	16,985
CommVault Systems, Inc.(b)	509	35,472
Comtech Telecommunications Corp.	1,848	21,215
Digimarc Corp.(b)(c)	1,475	45,519
Dropbox, Inc., Class A(b)	1,473	33,908
Edgio, Inc.(b)	24,038	12,384
Extreme Networks, Inc.(b)	1,607	33,104
FARO Technologies, Inc.(b)	1,105	16,674
FormFactor, Inc.(b)	999	31,259
Himax Technologies, Inc., ADR (Taiwan)	4,045	27,830
Hollysys Automation Technologies Ltd. (China)(b)	1,635	25,768
Immersion Corp.	3,924	27,782
Infinera Corp.(b)(c)	4,252	20,835
Inseego Corp.(b)	33,017	35,328
InterDigital, Inc.(c)	406	33,714
IPG Photonics Corp.(b)	241	26,623
Itron, Inc.(b)	539	36,506
Kimball Electronics, Inc.(b)	1,182	29,314
Kulicke & Soffa Industries, Inc. (Singapore)(c)	564	29,824
	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)	354	$28,784
Littelfuse, Inc.	115	29,445
LivePerson, Inc.(b)	2,921	10,749
Lumentum Holdings, Inc.(b)(c)	559	29,571
Materialise N.V., ADR (Belgium)(b)	3,495	32,573
MaxLinear, Inc.(b)	864	25,237
MicroVision, Inc.(b)(c)	11,748	55,098
Mitek Systems, Inc.(b)(c)	3,229	33,646
MKS Instruments, Inc.	305	29,680
NETGEAR, Inc.(b)	1,634	22,925
nLight, Inc.(b)	2,617	37,842
Nova Ltd. (Israel)(b)	332	35,853
OSI Systems, Inc.(b)	324	38,559
Power Integrations, Inc.	360	31,104
Rambus, Inc.(b)	680	43,493
Ribbon Communications, Inc.(b)	6,629	18,429
Semtech Corp.(b)	960	20,870
Silicon Laboratories, Inc.(b)	166	23,351
Stratasys Ltd.(b)	2,322	33,785
Synaptics, Inc.(b)(c)	252	21,682
Turtle Beach Corp.(b)	3,713	42,254
Universal Display Corp.(c)	219	32,265
Veeco Instruments, Inc.(b)(c)	1,414	34,516
Verint Systems, Inc.(b)	804	28,848
Viasat, Inc.(b)	946	42,201
Viavi Solutions, Inc.(b)(c)	2,702	26,588
		1,756,222
Materials-1.22%
Amyris, Inc.(b)	23,654	19,954
Haynes International, Inc.	549	23,838
Innospec, Inc.	275	25,399
		69,191
Total Common Stocks & Other Equity Interests (Cost $5,516,195)		5,638,639
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $3,030)	3,030	3,030
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $5,519,225)		5,641,669
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.89%
Invesco Private Government Fund, 5.10%(e)(f)(g)	377,425	377,425
Invesco Private Prime Fund, 5.22%(e)(f)(g)	971,308	971,211
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,348,753)		1,348,636
TOTAL INVESTMENTS IN SECURITIES-123.83% (Cost $6,867,978)		6,990,305
OTHER ASSETS LESS LIABILITIES-(23.83)%		(1,345,420)
NET ASSETS-100.00%		$5,644,885

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$92,900	$(89,870)	$-	$-	$3,030	$70
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,043,516	(666,091)	-	-	377,425	1,829*
Invesco Private Prime Fund	-	1,788,814	(817,490)	(117)	4	971,211	4,586*
Total	$-	$2,925,230	$(1,573,451)	$(117)	$4	$1,351,666	$6,485

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-11.93%
Baidu, Inc., ADR (China)(b)	79,776	$9,800,482
Fox Corp., Class A(c)	154,240	4,812,288
Fox Corp., Class B	123,479	3,606,822
Liberty Broadband Corp., Class A(b)(c)	9,521	703,316
Liberty Broadband Corp., Class C(b)	65,443	4,849,326
Liberty Global PLC, Class A (United Kingdom)(b)(c)	89,349	1,456,389
Liberty Global PLC, Class C (United Kingdom)(b)(c)	140,931	2,398,646
Liberty Media Corp.-Liberty Formula One, Class C(b)	107,707	7,582,573
Match Group, Inc.(b)	145,074	5,005,053
News Corp., Class A	198,698	3,638,160
News Corp., Class B(c)	100,403	1,855,447
Paramount Global, Class B(c)	316,766	4,818,011
Take-Two Interactive Software, Inc.(b)	87,835	12,097,515
Trade Desk, Inc. (The), Class A(b)	232,501	16,293,670
ZoomInfo Technologies, Inc., Class A(b)(c)	210,088	5,195,476
		84,113,174
Consumer Discretionary-9.95%
Caesars Entertainment, Inc.(b)(c)	111,798	4,584,836
Etsy, Inc.(b)	64,707	5,244,502
Expedia Group, Inc.(b)	76,775	7,348,135
Five Below, Inc.(b)	28,851	4,977,375
Hasbro, Inc.(c)	71,820	4,262,517
LKQ Corp.	138,809	7,322,175
Pool Corp.(c)	20,327	6,428,007
Tractor Supply Co.	57,342	12,018,310
Trip.com Group Ltd., ADR (China)(b)(c)	224,966	7,104,426
Ulta Beauty, Inc.(b)	26,465	10,846,151
		70,136,434
Consumer Staples-2.73%
Casey’s General Stores, Inc.	19,325	4,360,686
Coca-Cola Europacific Partners PLC (United Kingdom)	238,019	14,850,006
		19,210,692
Energy-1.88%
APA Corp.	161,605	5,135,807
Chesapeake Energy Corp.(c)	70,050	5,271,263
New Fortress Energy, Inc.	108,446	2,848,876
		13,255,946
Financials-0.82%
Jack Henry & Associates, Inc.	37,953	5,802,634
Health Care-23.69%
Acadia Healthcare Co., Inc.(b)	47,383	3,346,661
Alnylam Pharmaceuticals, Inc.(b)	64,663	11,963,302
Argenx SE, ADR (Netherlands)(b)	15,452	6,006,192
BeiGene Ltd., ADR (China)(b)(c)	22,248	4,915,251
BioMarin Pharmaceutical, Inc.(b)	96,886	8,423,269
BioNTech SE, ADR (Germany)	48,580	5,104,786
Bio-Techne Corp.	81,676	6,680,280
Bruker Corp.	76,371	5,277,236
Henry Schein, Inc.(b)	68,181	5,038,576
Hologic, Inc.(b)	128,494	10,136,892
Horizon Therapeutics PLC(b)	118,714	11,874,962
ICON PLC(b)	42,605	9,076,143
Incyte Corp.(b)	115,897	7,133,460
Insulet Corp.(b)	36,197	9,927,027
	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)(c)	32,770	$4,199,803
Karuna Therapeutics, Inc.(b)(c)	17,967	4,070,424
Neurocrine Biosciences, Inc.(b)	50,161	4,490,914
Novocure Ltd.(b)(c)	54,805	3,935,547
R1 RCM, Inc.(b)(c)	216,413	3,516,711
Repligen Corp.(b)(c)	28,877	4,849,026
Royalty Pharma PLC, Class A(c)	230,291	7,539,727
Sanofi, ADR	154,386	7,876,774
Sarepta Therapeutics, Inc.(b)	45,704	5,649,014
Shockwave Medical, Inc.(b)	19,035	5,236,338
United Therapeutics Corp.(b)	24,109	5,056,622
Viatris, Inc.	621,797	5,689,443
		167,014,380
Industrials-12.01%
American Airlines Group, Inc.(b)(c)	338,462	5,002,468
Avis Budget Group, Inc.(b)	20,528	3,444,393
Axon Enterprise, Inc.(b)	37,883	7,308,010
C.H. Robinson Worldwide, Inc.(c)	60,549	5,724,302
Expeditors International of Washington, Inc.	82,970	9,152,421
Grab Holdings Ltd., Class A (Singapore)(b)(c)	1,922,878	5,730,176
J.B. Hunt Transport Services, Inc.(c)	54,096	9,032,409
Lincoln Electric Holdings, Inc.(c)	29,975	5,085,559
Middleby Corp. (The)(b)(c)	27,964	3,691,248
Nordson Corp.(c)	29,801	6,494,532
Paylocity Holding Corp.(b)(c)	28,990	5,008,023
SS&C Technologies Holdings, Inc.	130,322	7,162,497
Tetra Tech, Inc.	27,607	3,795,134
United Airlines Holdings, Inc.(b)	169,980	8,068,101
		84,699,273
Information Technology-34.80%
Akamai Technologies, Inc.(b)	81,237	7,483,552
Amdocs Ltd.	62,771	5,911,145
Bentley Systems, Inc., Class B	144,805	7,063,588
CDW Corp.	70,597	12,120,799
Check Point Software Technologies Ltd. (Israel)(b)	65,403	8,162,948
Cognex Corp.	89,678	4,928,703
DocuSign, Inc.(b)	104,528	5,895,379
Entegris, Inc.(c)	77,622	8,169,715
F5, Inc.(b)	31,222	4,607,743
First Solar, Inc.(b)	55,432	11,250,479
Flex Ltd.(b)	234,328	5,949,588
Gen Digital, Inc.	332,040	5,823,982
Logitech International S.A., Class R (Switzerland)(c)	83,294	5,317,489
Manhattan Associates, Inc.(b)	32,514	5,898,690
MongoDB, Inc.(b)	36,064	10,595,243
Monolithic Power Systems, Inc.	24,620	12,061,584
NetApp, Inc.(c)	112,011	7,431,930
Okta, Inc.(b)	79,323	7,210,461
ON Semiconductor Corp.(b)	224,905	18,802,058
Open Text Corp. (Canada)	140,523	5,848,567
PTC, Inc.(b)	61,502	8,265,869
Qorvo, Inc.(b)	51,912	5,048,961
Seagate Technology Holdings PLC(c)	107,336	6,450,894
Skyworks Solutions, Inc.	82,571	8,546,924
SolarEdge Technologies, Inc.(b)	29,195	8,315,612
Splunk, Inc.(b)(c)	85,368	8,476,189
Teradyne, Inc.	81,113	8,126,711
Trimble, Inc.(b)	128,272	5,986,454
VeriSign, Inc.(b)	54,649	12,204,215
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	165,888	$6,424,842
Zebra Technologies Corp., Class A(b)	26,750	7,023,747
		245,404,061
Materials-1.16%
Steel Dynamics, Inc.	89,157	8,193,528
Utilities-0.95%
Alliant Energy Corp.(c)	130,415	6,711,156
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $775,581,850)		704,541,278
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.78%
Invesco Private Government Fund, 5.10%(d)(e)(f)	19,298,014	19,298,014
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	49,648,945	$49,643,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,948,339)		68,941,993
TOTAL INVESTMENTS IN SECURITIES-109.70% (Cost $844,530,189)		773,483,271
OTHER ASSETS LESS LIABILITIES-(9.70)%		(68,378,264)
NET ASSETS-100.00%		$705,105,007

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,098,111	$(6,098,111)	$-	$-	$-	$8,498
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,805,913	258,871,554	(269,379,453)	-	-	19,298,014	842,766*
Invesco Private Prime Fund	85,560,046	493,243,262	(529,163,085)	(14,530)	18,286	49,643,979	2,288,578*
Total	$115,365,959	$758,212,927	$(804,640,649)	$(14,530)	$18,286	$68,941,993	$3,139,842

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,783,406	$-	$-	$11,783,406
Money Market Funds	2,693	323,991	-	326,684
Total Investments	$11,786,099	$323,991	$-	$12,110,090
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,282,061	$-	$-	$3,282,061
Money Market Funds	910	614,690	-	615,600
Total Investments	$3,282,971	$614,690	$-	$3,897,661
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,911,352,225	$-	$-	$10,911,352,225
Money Market Funds	-	124,439,322	-	124,439,322
Total Investments	$10,911,352,225	$124,439,322	$-	$11,035,791,547
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,638,639	$-	$0	$5,638,639
Money Market Funds	3,030	1,348,636	-	1,351,666
Total Investments	$5,641,669	$1,348,636	$0	$6,990,305
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$704,541,278	$-	$-	$704,541,278
Money Market Funds	-	68,941,993	-	68,941,993
Total Investments	$704,541,278	$68,941,993	$-	$773,483,271